Description Of Business And Significant Accounting Policies (Disaggregation Of Revenue) (Q3) (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Revenue	$ 765,000	$ 1,215,000	$ 2,292,000	$ 3,777,000	$ 4,911,000	$ 5,871,000
Crude Oil [Member]
Disaggregation of Revenue [Line Items]
Revenue	757,000	1,208,000	2,275,000	3,757,000	4,884,000	5,840,000
Saltwater Disposal Fees [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 8,000	$ 7,000	17,000	$ 20,000	27,000	31,000
Natural Gas Imbalances [Member]
Disaggregation of Revenue [Line Items]
Revenue			$ 0		$ 0	$ 0